Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss from continuing operations	$ (6,555,492)	$ (15,551,291)	$ (17,518,873)	$ (7,039,604)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization of intangible assets	1,126,905	302	94,443	611
Credit loss provision		1,650,000
Amortization of operating lease right-of-use asset	34,688	33,628	64,388	122,553
Stock-based compensation and service expense	703,372	761,698	1,816,462	521,509
(Income) loss from equity method investment		(392,677)	(392,677)	846,588
Distribution of earnings from equity method investment				611,888
Amortization of debt issuance costs and debt discount	254,741	1,064,357	1,136,412	1,291,814
Change in fair market value of derivative liability	1,275,237	(446,816)	(538,213)	(374,365)
Impairment of laboratory equipment				111,033
Debt modification charge				688,794
Loss on extinguishment of debt		9,076,587	9,076,587
Changes in operating assets and liabilities:
Security deposit		17,332	17,491
Prepaid expense and other assets	41,612	(264,109)	(22,299)	(106,999)
Accrued liabilities and other payables	(407,430)	1,295,813	1,750,047	(1,205,676)
Accrued liabilities and other payables - related parties				(14,051)
Operating lease obligation	(29,688)	(33,628)	(64,388)	(122,553)
NET CASH USED IN OPERATING ACTIVITIES FROM CONTINUING OPERATIONS	(3,556,055)	(2,788,804)	(4,580,620)	(4,668,458)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payment for equity interest purchase				(100,000)
Cash acquired on acquisition	561,000	95,000	14,026
Purchase of property and equipment	(12,158)
Acquisition of internal-use software	(233,449)
Proceeds from sale of equity method investment			1,069,000
NET CASH PROVIDED BY INVESTING ACTIVITIES FROM CONTINUING OPERATIONS	315,393	95,000	1,083,026	(100,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible debt and warrants				3,367,750
Proceeds from issuance of convertible debt			200,000
Payments of convertible debt issuance costs				(282,700)
Repayments of bridge loan	(375,000)
Repayments of convertible debt	(200,000)			(3,388,222)
Proceeds from issuance of debt	1,564,000
Payments of debt issuance costs	(44,000)
Repayments of debt	(341,250)
Proceeds from stock subscription liability		150,000
Advance from pending sale of subsidiary		149,972
Payments of offering costs		(22,336)
Proceeds from warrant exercises	254
Proceeds received from the February 2026 private offering	3,249,412
Disbursements for the February 2026 private offering costs	(492,600)
Repayments of loan payable - related party				(400,000)
Proceeds from stock subscription liability			150,000
Advance from pending sale of noncontrolling interest in subsidiary			49,972	2,122,392
Proceeds from issuance of convertible preferred stock			300,000	3,500,000
Payments of convertible preferred stock issuance costs			(10,000)
Proceeds from issuance of bridge loan			300,000
Proceeds from issuance of common stock and warrants	786,601		475,500
Payments of offering costs			(64,652)
Proceeds from equity offering				2,857,852
Disbursements for equity offering costs				(138,405)
NET CASH PROVIDED BY FINANCING ACTIVITIES FROM CONTINUING OPERATIONS	3,360,816	277,636	1,400,820	7,638,667
DISCONTINUED OPERATIONS
Net cash used in operating activities from discontinued operations	(231,956)	(173,555)	(407,434)	(289,965)
Net cash used in investing activities from discontinued operations			(35,865)
NET CASH FLOWS USED IN DISCONTINUED OPERATIONS	(231,956)	(173,555)	(443,299)	(289,965)
EFFECT OF EXCHANGE RATE ON CASH - CONTINUING OPERATIONS	41,932	409	(9,018)	1,447
NET (DECREASE) INCREASE IN CASH	(69,870)	(2,589,314)	(2,549,091)	2,581,691
CASH - beginning of period	109,091	2,658,182	2,658,182	76,491
CASH - end of period	39,221	68,868	109,091	2,658,182
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest	256,175	493,711	916,643	1,088,512
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Common stock issued for future services	32,445	34,423	8,530
Common stock issued for accrued liabilities	96,600	42,385	42,385	60,000
Options issued for accrued liabilities	20,306
Receivable related to sale of equity method investment		1,745,000	1,745,000
Related party payable extinguished upon sale of equity method investment		632,916	632,916
Series B Convertible Preferred Stock extinguished related to sale of equity method investment		11,000,000	11,000,000
Series D Convertible Preferred Stock issued in exchange of Series A Convertible Preferred Stock		9,000,000	9,000,000
Stock warrants issued as placement agent fee	294,001
Warrants issued as convertible note payable finder’s fee				40,900
Warrants issued with convertible note payable recorded as debt discount				438,568
Common stock issued as convertible note payable commitment fee			26,800	320,546
Equity method investment payable paid by a related party				566,667
Reclassification of deferred offering costs				175,136
Settlement of derivative liability	1,281,603	176,529	176,529	2,354
Issuance of common stock upon cashless exercise of stock warrants	127	43	43	4
Issuance of common stock upon cashless exercise of pre-funded stock warrants	35
Initial ROU asset and lease liability	169,743	127,486	127,486
Conversion of convertible note payable and accrued interest into common stock	551,474	285,113	2,244,622
Series C Convertible Preferred Stock converted into common stock	1,250,000
Series D Convertible Preferred Stock converted into common stock	8,837,527
Series E Convertible Preferred Stock converted into common stock	103,500
Related party gain on deconsolidation of Avalon RT 9	1,861,266
Deferred financing costs in accrued liabilities		62,316	45,000
Issuance of common stock upon waiver to enter into note agreement	58,200
Common stock issued as note payable commitment fee	$ 138,000
Legal fees recorded to receivable from sale of equity method investment			50,000
Reclassification of related party loan payable and accrued expenses to advance from related party				500,000
Shares issued for adjustments for 1:15 reverse split				21
Bridge loan issuance costs in accrued liabilities			18,846
Common stock issued as convertible note payable commitment fee included in accrued liabilities			$ 138,000